Basis of Preparation of Financial Statements and Principal Accounting Policies - Estimated Useful Life for Depreciation of Individual Assets (Detail)	12 Months Ended
Dec. 31, 2017
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	6 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	51 years
Machinery and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	2 years
Machinery and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	8 years
Tools [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	2 years
Tools [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	3 years
Other equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	2 years
Other equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of individual assets	6 years